Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Commitments

On November 25, 2020, the Company guaranteed a 5 year commercial loan SGD 200,000 from UOB Bank to Fastfixs Systems Pte Ltd, a related party. The interest rate is fixed at 2.25% per annum and Fastfixs Systems Pte Ltd shall repay the loan over 60 monthly installments with the interest.

The Company also guaranteed a SGD 7,400,000 10 year commercial loan on October 31, 2022, in the form of Letter of Credit from UOB Bank to 54 Pandan Road Pte Ltd, a related party. The Letter of Credit has been fully drawn down as of the date of this report.

FBS GLOBAL LIMITED

Notes to Interim Condensed Consolidated Financial Statements (Unaudited)

The Company also has a banker’s guarantee totaling SGD 2.23 million (USD 1.65 million) from UOB Bank for the ongoing projects as of June 30, 2023. These guarantees are at the request of the main contractor or owner as a security deposit for the performance of the Company obligations under the contracts. All the banker’s guarantee will expired before October 27, 2026.

As of June 30, 2024, the future minimum payments under certain of the Company’s contractual obligations were as follows:

	Payment Due In
	Total SGD	Less than 1 year	1 – 2 years	3 – 5 years	Thereafter
Bank borrowings	1,578,866	1,121,316	457,550	-	-
Financing lease	21,608	21,608	-	-	-
Operating lease	1,080,000	720,000	360,000	-	-

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of December 31, 2023 and June 30, 2024, the Company is not involved in any material legal or administrative proceedings except for the case below with regards to its subsidiary FBS SG, which matter is now resolved.

In August 2021, Newspaper Seng Pte Ltd filed a claim against FBS SG for an amount of approximately SGD2.2 million. Newspaper Seng claim that they have enter an oral agreement with FBS SG in September 2015 to purchase a land and building at 54 Pandan Road, Singapore 609292 to redevelopment, and sale or commercial utilization of the land. Newspaper Seng would invest monies and FBS SG would be in charge the purchase, redevelopment and commercial utilization of the property. In November 2019, FBS SG transferred the property to a third party without the acknowledgment of Newspaper Seng. Hence Newspaper Seng wish to claim back the amount stated above to compensate the loss of the investment. Newspaper Seng Pte Ltd decided to withdraw the suit claims on November 30, 2023 and files the Notice of Discontinuances on April 25, 2024. As of May 21, 2024 both parties have discontinued their claims and counterclaims and the case were settled.

14. Commitments and Contingencies

Commitments

On November 25, 2020, the Company guaranteed a 5 year commercial loan SGD 200,000 from UOB Bank to Fastfixs Systems Pte Ltd, a related party. The interest rate is fixed at 2.25% per annum and Fastfixs Systems Pte Ltd shall repay the loan over 60 monthly installments with the interest.

The Company also guaranteed a SGD 7,400,000 10 year commercial loan on October 31, 2022, in the form of Letter of Credit from UOB Bank to 54 Pandan Road Pte Ltd, a related party. The Letter of Credit has been fully drawn down as of the date of this report.

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

The Company also has a banker’s guarantee totaling SGD 2.23 million (USD 1.65 million) from UOB Bank for the ongoing projects as of December 31, 2023. These guarantees are at the request of the main contractor or owner as a security deposit for the performance of the Company obligations under the contracts. All the banker’s guarantee will expired before October 27, 2026.

As of December 31, 2023, the future minimum payments under certain of the Company’s contractual obligations were as follows:

...

	Payment Due In
	Total SGD	Less than 1 year	1 – 2 years	3 – 5 years	Thereafter
Bank borrowings	2,397,919	1,486,600	899,576	11,743	-
Financing lease	30,908	18,600	12,308	-	-

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of December 31, 2022 and 2023, the Company is not involved in any material legal or administrative proceedings except for the case below with regards to its subsidiary FBS SG, which matter is now resolved.

In August 2021, Newspaper Seng Pte Ltd filed a claim against FBS SG for an amount of approximately SGD2.2 million. Newspaper Seng claim that they have enter an oral agreement with FBS SG in September 2015 to purchase a land and building at 54 Pandan Road, Singapore 609292 to redevelopment, and sale or commercial utilization of the land. Newspaper Seng would invest monies and FBS SG would be in charge the purchase, redevelopment and commercial utilization of the property. In November 2019, FBS SG transferred the property to a third party without the acknowledgment of Newspaper Seng. Hence Newspaper Seng wish to claim back the amount stated above to compensate the loss of the investment. Newspaper Seng Pte Ltd decided to withdraw the suit claims on November 30, 2023 and files the Notice of Discontinuances on April 25, 2024. As of May 21, 2024 both parties have discontinued their claims and counterclaims and the case were settled.